UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-21739
                                                 ---------------

      Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   PNC Global Investment Servicing (U.S.) Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2009
                                           -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
                                    UNAUDITED

      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED

                                    CONTENTS

Schedule of Investments ..................................................     1

Statement of Assets, Liabilities and Members' Capital.....................     3

Statement of Operations...................................................     4

Statement of Changes in Members' Capital..................................     5

Statement of Cash Flows...................................................     6

Notes to Financial Statements.............................................     7

Fund Management ..........................................................    18

Other Information ........................................................    20

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[GRAPHIC OMITTED]
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

COMMODITY EQUITY LONG/SHORT    6.27%
EMERGING MARKETS              13.20%
EQUITY LONG/SHORT             68.88%
EQUITY MARKET NEUTRAL         11.65%

                                                                  PERCENTAGE
                                                                 OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1)(2)(3) 78.50%   LIQUIDITY (4)      CAPITAL        COST      FAIR VALUE (5)
----------------------------------------------   -------------   -----------   -----------   --------------
COMMODITY EQUITY LONG/SHORT
Southport Energy Plus Partners, L.P.               Quarterly         4.92%     $ 3,000,000     $ 3,115,464
                                                                    -----      -----------     -----------
                                                                     4.92%       3,000,000       3,115,464
                                                                    -----      -----------     -----------
EMERGING MARKETS
Polo Fund                                          Quarterly         5.55%       2,500,000       3,510,755
WF Asia Fund Limited                                Monthly          4.82%       3,000,000       3,054,169
                                                                    -----      -----------     -----------
                                                                    10.37%       5,500,000       6,564,924
                                                                    -----      -----------     -----------
EQUITY LONG/SHORT
Alkeon Growth Partners, LP                         Quarterly         5.01%       3,000,000       3,171,872
Alydar Fund, L.P. (8)                              Quarterly         5.57%       3,500,000       3,526,983
Cycladic Catalyst Fund, L.P.
   Regular Interest                                   (7)            0.01%       2,785,113           3,957
   Side Pocket                                      (6) (7)          0.05%         239,257          32,045
Dundonald Fund I, L.P.                             Quarterly         4.04%       2,500,000       2,558,119
Gandhara Fund, L.P.                                   (7)            0.05%              --          28,882
Horizon Portfolio L.P.                             Quarterly         4.14%       2,500,000       2,622,482
Karsch Capital II, L.P.                            Quarterly         5.44%         685,244       3,443,909
Lansdowne Global Financials Fund, L.P.              Monthly          3.99%       2,500,000       2,529,077
Lansdowne UK Equity Fund, L.P.                      Monthly          6.61%              --       4,183,637
PFM Diversified Fund, L.P.                         Quarterly         5.72%       3,500,000       3,620,867
Rockhampton Fund                                    Monthly          6.95%       4,250,000       4,398,725
Viking Global Equities L.P.                         Annually         6.28%              --       3,978,568
ZA International Fund, L.P.                           (7)            0.21%       1,061,859         134,932
                                                                    -----      -----------     -----------
                                                                    54.07%      26,521,473      34,234,055
                                                                    -----      -----------     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                  PERCENTAGE
                                                                 OF MEMBERS'
                                                 LIQUIDITY (4)     CAPITAL         COST      FAIR VALUE (5)
                                                 -------------   -----------   -----------   --------------
EQUITY MARKET NEUTRAL
Talentum Activedge Fund Limited                     Monthly          3.76%     $ 2,500,000     $2,380,903
Two Sigma Spectrum U.S. Fund L.P.                  Quarterly         5.38%       1,044,025      3,407,957
                                                                     ----      -----------     ----------
                                                                     9.14%       3,544,025      5,788,860
                                                                     ----      -----------     ----------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS
   (COST $38,565,498)                                                                          $49,703,303

OTHER ASSETS, LESS LIABILITIES 21.50%                                                           13,609,905
                                                                                               -----------
MEMBERS' CAPITAL 100.00%                                                                       $63,313,208
                                                                                               ===========

(1)  Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3)  Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 10 months (see Note 8 (b)).
(5)  See Note 2(a) regarding Portfolio Fund Valuations.
(6) Side pocket investments are not redeemable until they are realized or converted to regular interests in the Portfolio Fund by the Portfolio Fund Manager (see Note 2 (a)).
(7)  Portfolio Fund in liquidation.
(8)  Affiliated Portfolio Fund.

AFFILIATED ISSUERS
------------------

An Affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:

                       Value at                    Sales         Value at
Affiliate           April 1, 2009   Purchases    Proceeds   September 30, 2009
---------           -------------   ----------   --------   ------------------
Alydar Fund, L.P.        $--        $3,500,000      $--         $3,526,983

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments in Portfolio Funds, at fair value (cost $35,065,498)            $ 46,176,320
Investment in Affiliated Portfolio Funds, at fair value (cost $3,500,000)      3,526,983
Cash                                                                             346,672
Receivable for Portfolio Funds sold                                           14,250,381
Investments in Portfolio Funds purchased in advance                            3,000,000
Interest receivable                                                                  134
Other assets                                                                       9,338
                                                                            ------------
   TOTAL ASSETS                                                               67,309,828
                                                                            ------------
LIABILITIES

Payable for fund units redeemed                                                3,717,466
Management fees payable                                                          165,510
Professional fees payable                                                         97,287
Accounting and administration fees payable                                        11,364
Other liabilities                                                                  4,993
                                                                            ------------
   TOTAL LIABILITIES                                                           3,996,620
                                                                            ------------
      MEMBERS' CAPITAL                                                      $ 63,313,208
                                                                            ============

Units Outstanding ($0.01 par value; unlimited number of units authorized)    546,734.769
Net Asset Value per Unit (Offering and Redemption price per Unit)           $     115.80

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                                   $    2,610
                                                                              ----------
EXPENSES
   Management fees                                                               331,932
   Professional fees                                                              91,516
   Accounting and administration fees                                             73,250
   Board of Managers' fees                                                         7,506
   Custodian fees                                                                  5,432
   Miscellaneous fees                                                             17,060
                                                                              ----------
      TOTAL EXPENSES                                                             526,696
                                                                              ----------
      NET INVESTMENT LOSS                                                       (524,086)
                                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
      Net realized gain on Portfolio Funds                                     2,310,593
      Net change in unrealized appreciation/depreciation on Portfolio Funds     (618,135)
      Net change in unrealized appreciation/depreciation on Affiliated
         Portfolio Funds                                                         407,868
                                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                            2,100,326
                                                                              ----------
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                    $1,576,240
                                                                              ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                               FOR THE SIX
                                                                              MONTHS ENDED
                                                                           SEPTEMBER 30, 2009   FOR THE YEAR ENDED
                                                                               (UNAUDITED)        MARCH 31, 2009
                                                                           ------------------   ------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS

   Net investment loss                                                         $  (524,086)        $ (1,171,502)
   Net realized gain on Portfolio Funds                                          2,310,593            9,516,800
   Net change in unrealized appreciation/depreciation on Portfolio Funds          (210,267)         (19,881,785)
                                                                               -----------         ------------
   NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS         1,576,240          (11,536,487)
                                                                               -----------         ------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                           432,923            5,779,913
   Capital withdrawals (Note 9)                                                 (5,618,466)         (24,942,663)
                                                                               -----------         ------------
   NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS         (5,185,543)         (19,162,750)
                                                                               -----------         ------------
TOTAL DECREASE IN MEMBERS' CAPITAL                                              (3,609,303)         (30,699,237)

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                           66,922,511           97,621,748
                                                                               -----------         ------------
MEMBERS' CAPITAL, END OF PERIOD                                                $63,313,208         $ 66,922,511
                                                                               ===========         ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

   CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations              $  1,576,240
      Adjustments to reconcile net increase in members' capital
        resulting from operations to net cash used by operating
        activities:
         Purchases of Portfolio Funds                                       (24,250,000)
         Sales of Portfolio Funds                                            14,883,813
         Decrease in interest receivable                                          1,005
         Increase in other assets                                                (9,338)
         Decrease in management fees payable                                    (17,471)
         Decrease in professional fees payable                                  (17,837)
         Decrease in accounting and administration fees payable                    (300)
         Increase in other liabilities                                            1,972
         Net realized gain on Portfolio Funds                                (2,310,593)
         Net change in unrealized appreciation/depreciation on Portfolio
            Funds                                                               618,135
         Net change in unrealized appreciation/depreciation on
            Affiliated Portfolio Funds                                         (407,868)
                                                                           ------------
            NET CASH USED BY OPERATING ACTIVITIES                            (9,932,242)
                                                                           ------------
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                        432,923
   Capital withdrawals                                                       (7,960,032)
                                                                           ------------
            NET CASH USED BY FINANCING ACTIVITIES                            (7,527,109)
                                                                           ------------
NET DECREASE IN CASH                                                        (17,459,351)
Cash at beginning of period                                                  17,806,023
                                                                           ------------
Cash at end of period                                                      $    346,672
                                                                           ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"), and by maintaining diversified exposure to a number of Portfolio Funds employing different strategies and opportunistically adjusting its strategy allocations based upon Credit Suisse Alternative Capital Inc.'s (the "Investment Adviser") evaluation of the relative prospects and risks. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers (the "Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

On March 10, 2009, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and the Investment Adviser. The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (the "GAAP"). The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a. VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Master Fund's interest were redeemed or sold at the time of valuation, based on information available at the time that the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $49,703,303 which are 100% of the Master Fund's investments and 78.50% of members' capital at September 30, 2009, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Some of the Portfolio Funds may invest all or a portion of their assets in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a. VALUATION (CONTINUED)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Master Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Master Fund would expect to receive in a sale of an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund's investments. The inputs are summarized into three broad levels listed below:

     --   Level 1 - Valuations  based on quoted  prices in  active  markets  for identical assets or liabilities.
     --   Level 2 - No market for  identical  assets,  involves  estimating  the value of the assets or instrument based on "observable inputs" or objective market data such as yield curves for similar assets and transactions in similar assets, unless those transactions are the result of a forced liquidation or distressed sale.
     --   Level 3 - No  observable  inputs  (i.e.  little or no market  activity outside of forced liquidation or distressed sale).

The inputs or methodology used for valuing Portfolio Funds are not necessarily an indication of the risk associated with investing in those Portfolio Funds.

The Master Fund determines whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). The Master Fund also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Master Fund considers inputs and valuation techniques used for each major strategy of Portfolio Funds. For assets and liabilities measured at fair value on a recurring basis during the period, the Master Fund provides quantitative disclosures about the fair value measurements separately for each major strategy of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities. Each major strategy of Portfolio Funds are disclosed in the Schedule of Investments.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a. VALUATION (CONTINUED)

The following is a summary of the inputs used as of September 30, 2009, in valuing the Master Fund's assets and liabilities carried at fair value:

----------------------------------------------------------
                                            Investments in
                                           Portfolio Funds
----------------------------------------------------------
----------------------------------------------------------
Level 1                                      $        --
----------------------------------------------------------
Level 2                                               --
----------------------------------------------------------
Level 3                                       49,703,303
----------------------------------------------------------
Total                                        $49,703,303
----------------------------------------------------------

A reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

----------------------------------------------------------
                                            Investments in
                                           Portfolio Funds
----------------------------------------------------------
----------------------------------------------------------
Balances as of 03/31/09                      $42,818,190
----------------------------------------------------------
Net realized gain *                            2,310,593
----------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) *                             (210,267)
----------------------------------------------------------
Net purchases (sales)                          4,784,787
----------------------------------------------------------
Net transfers in and out (Level 3)                    --
----------------------------------------------------------
Balance as of 09/30/09                       $49,703,303
----------------------------------------------------------
----------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) on Level 3 investments
   still held as of 09/30/09 *               $  (260,419)
----------------------------------------------------------

* Net realized gain and net change in unrealized appreciation (depreciation) are included in the statement of operations.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

b. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment, as well as any side pocket investments, has been fully recovered through previous redemptions from its investment in such Portfolio Funds.

c. FUND EXPENSES

The Master Fund bears all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

d. INCOME TAXES

The Master Fund intends to operate as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

The Investment Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund's financial statements to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions with respect to tax at the Master Fund level not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current period. The Investment Adviser's conclusions regarding tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.

e. CASH

Cash includes amounts held in an overnight money market fund. At September 30, 2009, the Master Fund held $346,672 in a money market fund at PFPC Trust Company, an affiliate of the Master Fund's administrator (see Note 4).

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

3. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

4. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee"), at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PNC Global Investment Servicing, Inc. ("PNC"), serves as the Master Fund's administrator pursuant to the Administration Agreement between PNC and the Master Fund. Under the Administration Agreement, PNC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PNC during the term of the Administration Agreement, the Master Fund pays PNC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At September 30, 2009, Credit Suisse Private Equity, Inc. and the Private Fund, each an affiliate of the Investment Adviser, held an aggregate interest in the Master Fund's members' capital of $55,696,429.

5. SECURITY TRANSACTIONS

During the six months ended September 30, 2009, aggregate purchases of Portfolio Funds amounted to $30,250,000 and aggregate sales of Portfolio Funds amounted to $25,465,213.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the six months ended September 30, 2009.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

6. PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser, and is not included as expenses in the statement of operations or in the expense ratios presented in the financial highlights.

As of September 30, 2009, the Master Fund had investments in Portfolio Funds valued at $49,703,303. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 3.00% (per annum) of the net assets and performance fees or allocations of 15.00% to 30.00% of net profits earned. The Portfolio Funds provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest in securities with off-balance sheet risk.

8. RISK FACTORS

In pursuing its investment objectives, the Master Fund invests in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Portfolio Funds selected by the Master Fund will invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

a. MARKET RISK

The investments of the Portfolio Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

8. RISK FACTORS (CONTINUED)

b. LIQUIDITY RISK

Although the Investment Adviser will seek to select Portfolio Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Portfolio Funds will always be sufficient to meet redemption requests as, and when, made. Portfolio Funds may exercise restrictions when redemption requests exceed a specified percentage of the overall Portfolio Funds' net assets, or when the Portfolio Fund Manager believes that market conditions are such that an accelerated sale of portfolio securities may not be practical. Gates are often imposed by Portfolio Fund Managers to prevent disorderly withdrawals in the underlying Portfolio Funds, and may limit the amount of capital the Master Fund may be allowed to redeem from Portfolio Funds on their respective liquidity dates.

The Investment Adviser may also invest the Master Fund's assets in Portfolio Funds that invest in illiquid securities that do not permit frequent withdrawals or suspend redemptions. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause Members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance.

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Should the Master Fund decide to sell an illiquid Portfolio Fund when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the members' capital could be adversely affected.

c. CREDIT RISK

The Master Fund's investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

d. INTEREST RATE RISK

The Portfolio Funds in which the Master Fund invests may be interest rate sensitive, which means that their value and, consequently, the value of the Master Fund's investment may fluctuate as interest rates fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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8. RISK FACTORS (CONTINUED)

e. FOREIGN SECURITIES AND CURRENCY RISK

The Portfolio Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

f. DERIVATIVES

The Portfolio Funds may also invest in derivatives which represent agreements between a Portfolio Fund and a counterparty. Such agreements, which include forward contracts, non-exchange-traded options and swaps, usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value ("Reference Rates") upon the termination of an agreement. Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

9. REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

10. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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11. CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:

                                             For the Six
                                            Months Ended          For the
                                         September 30, 2009     Year Ended
                                             (unaudited)      March 31, 2009
                                         ------------------   --------------
Number of units issued                        3,834.803          45,054.676
Number of units redeemed                    (48,993.020)       (216,369.556)
                                            -----------        ------------
Net decrease in units outstanding           (45,158.217)       (171,314.880)
Units outstanding, beginning of period      591,892.986         763,207.866
                                            -----------        ------------
Units outstanding, end of period            546,734.769         591,892.986
                                            ===========        ============

12. FINANCIAL HIGHLIGHTS INFORMATION

                                             For the Six
                                            Months Ended          For the          For the           For the            For the
                                         September 30, 2009     Year Ended       Year Ended       Year Ended         Year Ended
                                             (unaudited)      March 31, 2009   March 31, 2008   March 31, 2007   March 31, 2006 (a)
                                         ------------------   --------------   --------------   --------------   ------------------
PER UNIT OPERATING PERFORMANCE:
Net asset value, beginning of period         $113.07             $127.91          $124.93          $114.71            $100.00
                                             -------             -------          -------          -------            -------
Income (loss) from investment
   operations:
Net investment loss (b)                        (0.88)              (1.57)           (1.36)           (1.10)             (1.08)
Net realized and unrealized gain
   (loss) on investments                        3.61              (13.27)            4.34            11.32              15.79
                                             -------             -------          -------          -------            -------
Total from investment operations                2.73              (14.84)            2.98            10.22              14.71
                                             -------             -------          -------          -------            -------
Net asset value, end of period               $115.80             $113.07          $127.91          $124.93            $114.71
                                             =======             =======          =======          =======            =======
TOTAL RETURN                                    2.41%(d)          (11.60)%           2.39%            8.91%             14.71%
                                             =======             =======          =======          =======            =======

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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12. FINANCIAL HIGHLIGHTS INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.

                                             For the Six
                                            Months Ended          For the          For the          For the            For the
                                         September 30, 2009     Year Ended       Year Ended       Year Ended         Year Ended
                                             (unaudited)      March 31, 2009   March 31, 2008   March 31, 2007   March 31, 2006 (a)
                                         ------------------   --------------   --------------   --------------   ------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:
   Operating expenses (c)                       1.56%(f)            1.39%            1.30%            1.27%              1.28%
   Net investment loss (c)                     (1.55)%(f)          (1.30)%          (1.04)%          (0.94)%            (1.03)%
PORTFOLIO TURNOVER                             48.65%(d)           38.47%            1.99%           5.15%              22.74%
MEMBERS' CAPITAL, END OF PERIOD
   (000's)                                   $63,313             $66,923         $ 97,622         $103,183           $112,953
AVERAGE MEMBERS' CAPITAL (e) (000's)         $67,275             $90,388         $106,343         $112,897           $134,486

(a)  April 1, 2005, commencement of operations.
(b)  Calculated using average units outstanding during the period.
(c)  Expenses of Portfolio Funds are not included in the expense ratio.
(d)  Not annualized.
(e) Average members' capital is the average of the monthly members' capital balances throughout the period.
(f)  Ratios are annualized for periods less than a year.

13. SUBSEQUENT EVENTS

On November 19, 2009, the Board approved the liquidation of the Master Fund and adopted the Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Master Fund will liquidate and dissolve in accordance with the terms and conditions thereof. The Master Fund intends to promptly deregister under the 1940 Act, and to operate as a private investment fund during the remainder of the liquidation and dissolution process. Accordingly, after that time the Master Fund will not be subject to the restrictions and requirements of the 1940 Act and the rules thereunder.

On November 19, 2009, in conjunction with adopting the Plan, the Board approved the cessation of the offer of the Master Fund, closed the Master Fund to investment and approved filing with the SEC an amended repurchase offer on Schedule TO under the Securities Exchange Act of 1934. That repurchase offer, with a valuation date of December 31, 2009, provides for a tender offer to the Members in connection with the Plan. The repurchase offer further states that the Master Fund does not intend to conduct any further offers to repurchase interests of the Members prior to liquidation and termination of the Master Fund.

The Investment Adviser has evaluated the impact of all subsequent events on the Master Fund through November 27, 2009, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET
-------------------------------------------------------------------------------
FORTH BELOW.
------------

BOARD OF MANAGERS
-----------------

Name, Address, Age, Position                                           Number of Affiliated              Other
with the Company and Length of      Principal Occupation(s) During       Funds Overseen by           Directorships
Time Served                               the Past Five Years                 Manager               Held by Managers
------------------------------    ----------------------------------   --------------------   ---------------------------
Egidio Robertiello*               Managing Director and Head of the              6            None
c/o Credit Suisse Alternative     Multi Manager Portfolios Americas
Capital, Inc.                     business (2008); Global Head of
11 Madison Avenue                 Multi Manager Portfolios (2007);
New York, NY 10010                Head of Hedge Fund Research and
Age 55                            Selection, Credit Suisse
Manager, President and Chairman   Alternative Capital, Inc. (since
Since February 2007               2006); Senior Managing Director of
                                  Investments and Research, Asset
                                  Alliance Corp. (2004-2006);
                                  Managing Director, Blackstone
                                  Alternative Asset Management, an
                                  affiliate of Blackstone,
                                  (2001-2004).

Charles A. Hurty                  Independent Business Consultant                6            Manager and Audit
c/o Credit Suisse Alternative     (since 2001); Partner, KPMG LLP                             Committee Chairman,
Capital, Inc.                     (accounting firm) (1993-2001; with                          GMAM Absolute Return
11 Madison Avenue                 KPMG LLP since 1968).                                       Strategies; Director and
New York, NY 10010                                                                            Audit  Committee Chairman,
Age 66                                                                                        Citigroup Alternative
Manager and Audit Committee                                                                   Investments Multi-Advisor
Chairman                                                                                      Hedge Fund Portfolios;
Since March 2005                                                                              Director, iShares Trust and
                                                                                              iShares, Inc.

Philip B. Chenok                  Professor of Accountancy, Berkeley             6            None
c/o Credit Suisse Alternative     College (2002-2007); Adjunct
Capital, Inc.                     Professor of Accountancy, New York
11 Madison Avenue                 University, Stern School of
New York, NY 10010                Business (1995-2001).  President
Age 74                            and CEO, American Institute of
Manager and Audit Committee       Certified Public Accountants
Member                            (1980-1995).
Since March 2005

Karin B. Bonding                  President, Capital Markets                     6            Trustee, Brandes Investment
c/o Credit Suisse Alternative     Institute, Inc. (1996-2006);                                Trust
Capital, Inc.                     Faculty Member and Lecturer,
11 Madison Avenue                 University of Virginia (since
New York, NY 10010                1995); Visiting Professor, China
Age 70                            Europe International Business
Manager and Audit Committee       School  (Shanghai, China) (1999,
Member                            2002, 2003) and The Institute of
Since March 2005                  Industrial Policy Studies (Seoul,
                                  Korea) (2001).

* - Manager who is an "interested person" of the Master Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

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OFFICERS
--------

Name, Address, Age, Position with the
Company and Length of Time Served             Principal Occupation(s) During the Past Five Years
-------------------------------------------   --------------------------------------------------
Sandra DeGaray                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.   (January 2007 - Present); Vice President
11 Madison Avenue                             (September 2004 - December 2006); Citigroup Asset
New York, NY 10010                            Management Inc., (November 2000 - August 2004)
Age 41
Chief Financial Officer and Treasurer
Since August 2007

Kenneth J. Lohsen                             Managing Director, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.   LLC (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 50
Assistant Treasurer
Since March 2006

Michael Bessel                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.   (October 2006-Present);
11 Madison Avenue                             Chief Compliance Officer, TRG Management LP,
New York, NY 10010                            (September 2005- September 2006);
Age 47                                        Chief Compliance Officer, GAM USA Inc., (May
Chief Compliance Officer                      2002- September 2005).
Since October 2006

J. Kevin Gao                                  Director and Legal Counsel, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.   Securities (USA) LLC (since 2003); Attorney,
11 Madison Avenue                             Willkie Farr & Gallagher LLP (1998-2003).
New York, NY 10010
Age 41
Secretary
Since January 2009

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

ITEM 12. EXHIBITS.

     (a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Credit Suisse Alternative Capital Long/Short Equity Master
              Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       November 23, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       November 23, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date                       November 20, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.